Statement of Cash Flows (USD $)	1 Months Ended	6 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (17,576)	$ 5,953,000	$ (44,000)	$ (273,116)	$ (290,692)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs		2,271,000
Prepaid expenses and other assets	(13,750)			69,834	56,084
Accrued expenses and due to affiliates	31,326			186,729	218,055
Changes in assets and liabilities:
Decrease in match funded advances		75,559,000
Decrease in other assets		343,000	11,000
Increase in other liabilities		6,910,000	30,000
Net cash provided by (used in) operating activities		91,036,000	(3,000)	(16,553)	(16,553)
Cash flows from investing activities
Purchase of notes receivable - Rights to MSRs		(73,691,000)
Reduction in notes receivable - Rights to MSRs		3,516,000
Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable - Rights to MSRs		(168,927,000)
Net cash used in investing activities		(239,102,000)
Cash flows from financing activities
Proceeds from match funded liabilities		10,131,000
Issuance of ordinary shares	300,000	182,063,000			300,000
Payment of debt issue costs		(3,989,000)
Proceeds from issuance of ordinary shares		185,994,000
Payment of offering costs		(3,931,000)
Payment of dividends to shareholders		(3,964,000)
Net cash provided by financing activities	300,000	184,241,000			300,000
NET INCREASE (DECREASE) IN CASH	300,000	36,175,000	(3,000)	(16,553)	283,000
CASH - Beginning of period		283,000	300,000	300,000
CASH - End of period	300,000	36,458,000	297,000	283,000	283,000
NON-CASH FINANCING ACTIVITIES:
Deferred offering costs				$ 2,763,307	$ 2,763,307